Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases	Leases
The Company has operating leases for real estate, vehicles and equipment. Operating leases are included in operating lease right-of-use assets, operating lease liabilities - current, and operating lease liabilities in the Consolidated Balance Sheets. Amounts recognized for finance leases as of and for the years ended December 31, 2023 and 2022 were immaterial.
Lease costs incurred by lease type, and/or type of payment for the annual periods ending December 31 were as follows:

(in millions)	2023	2022	2021
Short-term lease cost	$1	$2	$2
Operating lease cost	55	53	56
Variable lease cost	22	21	18
Total lease cost	$78	$76	$76
Other supplemental quantitative disclosures for the years ended December 31 are as follows:

(in millions)	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$54	$52	$56
Right-of-use assets obtained in exchange for operating lease liabilities	42	62	49
Weighted-average remaining lease term (in years) - operating leases	6.28	6.57	6.22
Weighted-average discount rate - operating leases	3.39%	2.83%	2.97%
Estimated undiscounted future lease payments under non-cancellable operating leases as of December 31, 2023, are as follows:

(in millions)	Operating Lease Liabilities
2024	$44
2025	34
2026	29
2027	18
2028	13
Thereafter	40
Total undiscounted future cash flows	178
Less: imputed interest	19
Present value of future cash flows	$159

Leases	Leases
The Company has operating leases for real estate, vehicles and equipment. Operating leases are included in operating lease right-of-use assets, operating lease liabilities - current, and operating lease liabilities in the Consolidated Balance Sheets. Amounts recognized for finance leases as of and for the years ended December 31, 2023 and 2022 were immaterial.
Lease costs incurred by lease type, and/or type of payment for the annual periods ending December 31 were as follows:

(in millions)	2023	2022	2021
Short-term lease cost	$1	$2	$2
Operating lease cost	55	53	56
Variable lease cost	22	21	18
Total lease cost	$78	$76	$76
Other supplemental quantitative disclosures for the years ended December 31 are as follows:

(in millions)	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$54	$52	$56
Right-of-use assets obtained in exchange for operating lease liabilities	42	62	49
Weighted-average remaining lease term (in years) - operating leases	6.28	6.57	6.22
Weighted-average discount rate - operating leases	3.39%	2.83%	2.97%
Estimated undiscounted future lease payments under non-cancellable operating leases as of December 31, 2023, are as follows:

(in millions)	Operating Lease Liabilities
2024	$44
2025	34
2026	29
2027	18
2028	13
Thereafter	40
Total undiscounted future cash flows	178
Less: imputed interest	19
Present value of future cash flows	$159